Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Revenues and Profitability

Segment revenues and profitability for the year ended December 31, 2017 are as follows. The eliminations include inter-segment eliminations, including management fees and other fees.

	For the year ended December 31, 2017
	Technology	Mobility	Factory	Corporate	Total
Revenues	$100,645	$27,023	$7,043	$-	$134,711
Cost of revenues (excluding depreciation and amortization)	29,478	18,646	1,185	-	49,309
	71,167	8,377	5,858	-	85,402
Selling, general and administrative	6,490	5,870	3,310	4,300	19,970
Research and development	-	1,883	1,372	-	3,255
Depreciation of property, plant and equipment	339	627	89	2	1,057
Amortization of intangibles	20,611	2,292	2,019	-	24,922
Loss on disposal of intangibles	21,916	-	-	-	21,916
Impairment losses on intangibles	4,350	-	-	-	4,350
Special charges	-	-	-	(294)	(294)
Results from operations	17,461	(2,295)	(932)	(4,008)	10,226
Finance income	(614)	(3)	-	(86)	(703)
Finance expense	932	113	10	(2)	1,053
Foreign exchange loss (gain)	(475)	829	42	(600)	(204)
Other expense (income)	-	(390)	-	-	(390)
Income (loss) before taxes	17,618	(2,844)	(984)	(3,320)	10,470
Current income tax expense	6,461	276	458	-	7,195
Deferred income tax expense (recovery)	3,722	(1,761)	(755)	(8,157)	(6,951)
Income tax expense (recovery)	10,183	(1,485)	(297)	(8,157)	244
Net income (loss)	$7,435	$(1,359)	$(687)	$4,837	$10,226

Segment revenues and profitability for the year ended December 31, 2016 are as follows. The Company was previously a single operating segment.

For the year ended December 31, 2016
Revenues	$92,876
Cost of revenues (excluding depreciation and amortization)	29,868
63,008
Selling, general and administrative	9,386
Depreciation of property, plant and equipment	409
Amortization of intangibles	34,242
Results from operations	18,971
Finance income	(548)
Foreign exchange gain	(103)
Income before taxes	19,622
Current income tax expense	5,539
Deferred income tax expense	3,031
Income tax expense	8,570
Net income	$11,052

Schedule of Reconciliation of Adjusted EBITDA

The following table reconciles the Adjusted EBITDA measure which is used in the evaluation of the performance of each segment to Net income.  The Company began using Adjusted EBITDA as its principle performance measure during the year ended December 31, 2017.

Schedule of Segment Reporting Information, by Segment Assets

Segment assets as at December 31, 2017 and December 31, 2016 are as follows:

As at	December 31, 2017	December 31, 2016
Technology	$170,631	$268,337
Mobility	69,832	-
Factory	33,163	-
Total segment assets	273,626	268,337
Total corporate assets	29,550	14,646
Total assets	$303,176	$282,983

Schedule of Operating Revenue by Products and Services

Revenue by category for the years ending December 31, 2017 and December 31, 2016 are as follows:

	Year ended, December 31, 2017	Year ended, December 31, 2016
License	$101,553	$87,765
Systems	17,641	-
Services	2,086	-
Recurring	13,431	5,111
Total revenue	$134,711	$92,876

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geography for the years ending December 31, 2017 and December 31, 2016 are as follows:

	Year ended, December 31, 2017	Year ended, December 31, 2016
Revenues
United States	$35,701	$43,548
Korea	74,759	13,260
Taiwan	8,349	18,045
Canada	4,981	13
Chile	2,095	-
United Kingdom	2,002	3,105
Thailand	1,301	-
China	1,018	4,311
Cayman Islands	-	5,000
Japan	200	4,601
Rest of the world	4,305	993
Total revenue	$134,711	$92,876

As at	December 31, 2017	December 31, 2016
Non-current assets
United States	$26,849	$41,146
Canada	156,991	110,714
Belgium	759	-
Chile	310	-
Mexico	1	-
Total non-current assets	$184,910	$151,860